Commitments and Contingencies - Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Total commitments	$ 76,981	$ 81,054
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Total commitments	67,865	71,997
Credit Card Commitments [Member]
Loss Contingencies [Line Items]
Total commitments	8,016	7,957
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Total commitments	$ 1,100	$ 1,100